Trade Receivables, Net (Details)	12 Months Ended
	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 HKD ($)
Trade Receivables, Net (Details) [Line Items]
Provision for allowance for doubtful accounts	$ 8,610,248	$ 1,099,747	$ 30,000	$ 3,000
Trade Receivable [Member]
Trade Receivables, Net (Details) [Line Items]
Provision for allowance for doubtful accounts	$ 8,303,208		$ 30,000